Intangible Assets - Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Line Items]
Finite lived intangible assets, useful life	3 years
Weighted-average life of identifiable intangible assets	3 years
Amortization expense of intangible assets	$ 236	$ 1,200	$ 1,900
Capitalized software development cost
Intangible Assets [Line Items]
Finite lived intangible assets, useful life	3 years
Amortization expense of intangible assets	$ 217	$ 494	$ 1,200